UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-10499______

_______BlackRock California Municipal 2018 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Municipal 2018 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (unaudited)

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—147.0%
			California—115.7%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps. RB, San Diego Hosp. Assoc. Proj.,
			Ser. C, 5.375%, 3/01/21	03/14 @ 100	$ 2,203,803
			California GO,
A+	5,000		5.00%, 11/01/20	11/11 @ 100	5,218,100
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA, AMT	06/07 @ 101	6,643,260
AAA	5,000		City of Long Beach Harbor Dept. RB, Ser. A, 5.25%, 5/15/18, FGIC, AMT	05/10 @ 101	5,279,150
AAA	7,500		Clovis Unified Sch. Dist. Cap. Apprec. Election 2004 GO,
			Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,939,750
Aaa	6,500	[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.125%, 5/01/12	N/A	7,087,600
A2	3,100		Fin. Auth. PCRB, San Diego Gas & Elec. Co. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,469,861
			Fin. Auth. Sld. Wst. Disp. PCRB,
BBB	4,000		Wst. Mgmt., Inc. Proj., Ser. A, 5.125%, 7/01/31, AMT	09/06 @ 100	4,174,480
BBB+	2,500		Republic Svcs., Inc. Proj., Ser. B, 5.25%, 6/01/23, AMT	No Opt. Call	2,687,925
BBB+	2,500		Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23, AMT	No Opt. Call	2,687,925
AAA	3,395		Fontana Pub. Fin. Auth. TA, Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,666,973
BBB	20,000		Foothill Eastern Trans. Corridor Agcy. Toll Rd. Cap. Apprec. RB, Zero Coupon, 1/15/21	01/10 @ 53.346	8,794,000
			Hlth. Fac. Fin. Auth. RB, Adventist Hlth. Sys. Proj.,
A	1,075		Ser. A, 5.00%, 3/01/18	03/13 @ 100	1,124,687
A	1,000		Ser. A, 5.00%, 3/01/19	03/13 @ 100	1,042,220
A	2,060		Ser. A, 5.00%, 3/01/20	03/13 @ 100	2,138,774
A	1,355		Ser. A, 5.00%, 3/01/24	03/13 @ 100	1,402,208
			Infrastructure & Econ. Dev. Bank RB,
A	1,985		J. David Gladstone Proj., 5.50%, 10/01/20	10/11 @ 101	2,126,431
A+	6,500		Kaiser Asst. Corp. Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,941,415
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	995		5.80%, 6/01/21	06/13 @ 100	1,055,217
NR	1,040		5.85%, 6/01/22	06/13 @ 100	1,104,116
NR	1,000		5.90%, 6/01/23	06/13 @ 100	1,062,780
			Los Angeles Cnty. Pub. Wks. Fin. Auth. RB, Regl. Park Proj.,
AA	3,220	[3]	Ser. A, 5.00%, 10/01/07	N/A	3,301,917
AA	1,780		Ser. A, 5.00%, 10/01/19	10/07 @ 101	1,819,658
AAA	10,025		Los Angeles Habor Dept. RB, Ser. B, 5.50%, 8/01/21, AMBAC, AMT	08/11 @ 100	10,687,352
			Pub. Wks. Brd. RB,
A	2,020		California Cmnty. Coll. Proj., Ser. A, 5.00%, 12/01/17	12/08 @ 101	2,083,206
A	2,415		California St. Univ. Proj., Ser. A, 5.00%, 10/01/17	10/08 @ 101	2,496,241
AAA	5,000		Riverside Unified Sch. Dist. GO, Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,374,650
			San Bernardino Cnty. Cmnty. Facs. ST,
NR	105		5.35%, 9/01/17	09/12 @ 102	110,118
NR	245		5.50%, 9/01/18	09/12 @ 102	258,524
NR	500		5.60%, 9/01/19	09/12 @ 102	528,840
NR	355		5.70%, 9/01/20	09/12 @ 102	376,836
AAA	2,980		San Diego Cnty. COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,201,831
AAA	2,135	[3]	Santa Clara Valley Transp. Auth. Sales Tax RB, Ser. A, 5.00%, 6/01/11, MBIA	N/A	2,275,248
BBB+	5,000		Statewide Cmntys. Dev. Auth. RB, Daughters of Charity Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,297,850
AAA	4,590		Stockton-East Wtr. Dist. COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,381,522

					114,044,468

			Multi-State—9.7%
A3	4,000	[4]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,239,640
A3	5,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,331,550

					9,571,190

			Puerto Rico—14.4%
BBB	1,035		Comnwlth. Pub. Impvt. GO, Ser. B, 5.25%, 7/01/17	07/16 @ 100	1,133,221
BBB	4,410		Pub. Bldgs. Auth. Gov’t. Facs. RB, Ser. C, 5.75%, 7/01/19	No Opt. Call	5,050,641
Aaa	7,500	[3]	Pub. Fin. Corp. RB, Ser. E, 5.70%, 2/01/10	N/A	8,003,550

					14,187,412

1

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Trust Territories—4.1%
A	$ 4,000	[4]	San Manuel Entertainment Auth. RB, 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	$ 4,028,680

			U.S. Virgin Islands—3.1%
			Pub. Fin. Auth. RB, Sen. Lien Matching Fund Loan,
BBB	360		Ser. A, 5.25%, 10/01/17	10/14 @ 100	385,690
BBB	455		Ser. A, 5.25%, 10/01/19	10/14 @ 100	483,970
BBB	460		Ser. A, 5.25%, 10/01/21	10/14 @ 100	487,375
BBB	315		Ser. A, 5.25%, 10/01/22	10/14 @ 100	333,094
BBB	960		Ser. A, 5.25%, 10/01/23	10/14 @ 100	1,013,817
BBB	300		Ser. A, 5.25%, 10/01/24	10/14 @ 100	316,197

					3,020,143

			Total Long-Term Investments (cost $138,654,253)		144,851,893

			SHORT-TERM INVESTMENTS—8.0%
			California—3.0%
A-1+	400	[5]	Econ. Recovery RB, 3.79%, 10/02/06, FRDD	N/A	400,000
A-1+	2,500	[5]	Riverside Cnty. COP, 3.68%, 10/03/06, FRWD	N/A	2,500,000

					2,900,000

			Pennsylvania—1.7%
A-1+	1,700	[5]	Delaware Cnty. Indl. Dev. Auth. PCRB, Exelon Generation Co. LLC Proj.,
			3.86%, 10/02/06, FRDD	N/A	1,700,000

	Shares
	(000)

			Money Market Fund—3.3%
NR	3,200		AIM Tax Free Cash Reserve Portfolio	N/A	3,200,000

			Total Short-Term Investments (cost $7,800,000)		7,800,000

			Total Investments —155.0% (cost $146,454,2536)		$152,651,893
			Other assets in excess of liabilities —1.4%		1,416,592
			Preferred shares at redemption value, including dividends payable —(56.4)%		(55,548,956)

			Net Assets Applicable to Common Shareholders —100%		$ 98,519,529

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2006, the Trust held 13.8% of its net assets, with a current market value of $13,599,870, in securities restricted as to resale.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $146,452,848. The net unrealized appreciation on a tax basis is $6,199,045, consisting of $6,199,045 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	PCRB	—	Pollution Control Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	ST	—	Special Tax
FRWD	—	Floating Rate Weekly Demand	TA	—	Tax Allocation
FSA	—	Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Municipal 2018 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006